SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended				12 Months Ended
	Jun. 30, 2013	Jan. 21, 2013	Jun. 23, 2010	May. 31, 2008	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
SHAREHOLDERS' EQUITY [Abstract]
Ordinary shares, shares outstanding					16,398,872	16,269,022
Issuance of common stock, shares, warrants		898,204
Warrants, exercise price		$ 4.16
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value					$ 1.56	$ 0.65
Total intrinsic value of options exercised					$ 162
Non-vested share-based compensation arrangements, unrecognized compensation costs					$ 500
Unrecognized compensation cost, weighted-average recognition period					3 years 9 months
Warrants issued upon the acquisition of CyberSeal		$ 1,500					$ 1,500
Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		50.00%
Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		50.00%
2003 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of additional shares authorized				1,000,000
2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Plan term			10 years
Number of additional shares authorized	500,000
Number of shares available for grant					664,275